DERIVATIVE INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (90)	$ (230)	$ 196
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income	(142)	273
Derivatives Contracts Outstanding	27,000	$ 18,000
Derivative, Forward Contracts Outstanding	$ 0